Finance Income And Expense - Finance Income And Expense Details (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detail information about financial income and expenses [abstract]
Bond premium and fees in income	€ 3,140	€ 1,188	€ 790
Bank and other interest	477	223	135
Profit from sale of financial asset			281
Fair value adjustment of convertible loans	469
Net foreign currency exchange gain	8
Finance income	4,094	1,411	1,206
Interest expense on Senior (Secured) Notes, bank loans and other loans	(49,262)	(37,706)	(33,095)
Interest expense on finance leases	(3,375)	(3,667)	(1,750)
Bond premium and fees in expense	(945)
Interest expense on provision for onerous lease contracts			(16)
Other financial expenses	(12,296)	(2,707)	(1,765)
Net foreign currency exchanges loss		(1,698)	(849)
Finance expense	(65,878)	(45,778)	(37,475)
Net finance expense	€ (61,784)	€ (44,367)	€ (36,269)